UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM 10-D

     Asset-Backed Issuer Distribution Report Pursuant to Section 13 or 15(d) of The Securities Exchange Act of 1934

For the monthly distribution period from February 1, 2011 to February 28, 2011

Commission File Number of issuing entity: 000-23108

Discover Card Master Trust I

(Exact name of issuing entity as specified in its charter)

Commission File Number of sponsor and depositor: 033-54804

Discover Bank

(Exact name of sponsor and depositor as specified in its charter)

Delaware			51-0020270
(State or jurisdiction of Incorporation or organization of the issuing entity)			(IRS Employer Indentification Number)

c/o Discover Bank
12 Read's Way
New Castle, Delaware			19720
(Address of principal executive offices of the issuing entity )			(Zip Code)

	(302)	323-7315
(Telephone Number, including area code)

Title of Class		Registered/reporting pursuant to (check one)

Section 15(d)
Credit Card Pass -Through Certificates		x

Each class of Credit Card Pass-Through Certificates to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934. The title of each class of Credit Card Pass-Through Certificates to which this report on Form 10-D relates is set forth in Item 1 hereof.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes x No ___

PART I DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information

Monthly Performance Data:

Pool and performance data with respect to the receivables that comprise the assets of the Discover Card Master Trust I (the "Master Trust") and the publicly issued and outstanding series of the Master Trust are set forth in the attached Monthly Certificateholders' Statements, as follows:

(A) Series 1996-4:

On March 15, 2011 the Registrant made available the Monthly Certificateholders' Statement for February 2011 with respect to Series 1996-4, which is attached as Exhibit 99(a) hereto.

(B) Series 2005-4, Subseries 2:

On March 15, 2011 the Registrant made available the Monthly Certificateholders' Statement for February 2011 with respect to Series 2005-4, Subseries 2, which is attached as Exhibit 99(b) hereto.

(C) Series 2006-1, Subseries 2:

On March 15, 2011, the Registrant made available the Monthly Certificateholders' Statement for February 2011 with respect to Series 2006-1, Subseries 2, which is attached as Exhibit 99(c) hereto. March 15, 2011 is also the date on which holders of Class B Certificates received final payment of principal and interest (holders of the Class A Certificates received final payment of principal and interest on February 15, 2011). Accordingly, Series 2006-1, Subseries 2 terminated after the final payment on March 15, 2011 and no further Monthly Certificateholders' Statements will be forwarded to Certificateholders of this Series.

(D) Series 2006-2, Subseries 2:

On March 15, 2011 the Registrant made available the Monthly Certificateholders' Statement for February 2011 with respect to Series 2006-2, Subseries 2, which is attached as Exhibit 99(d) hereto.

(E) Series 2006-2, Subseries 3:

On March 15, 2011 the Registrant made available the Monthly Certificateholders' Statement for February 2011 with respect to Series 2006-2, Subseries 3, which is attached as Exhibit 99(e) hereto.

(F) Series 2006-3:

On March 15, 2011 the Registrant made available the Monthly Certificateholders' Statement for February 2011 with respect to Series 2006-3, which is attached as Exhibit 99(f) hereto.

(G) Series 2007-2:

On March 15, 2011 the Registrant made available the Monthly Certificateholders' Statement for February 2011 with respect to Series 2007-2, which is attached as Exhibit 99(g) hereto.

(H) Series 2007-3, Subseries 2:

On March 15, 2011 the Registrant made available the Monthly Certificateholders' Statement for February 2011 with respect to Series 2007-3, Subseries 2, which is attached as Exhibit 99(h) hereto.

Series 2007-CC Collateral Certificate:

On March 15, 2011, the Registrant made available the Monthly Certificateholders' Statement for February 2011 with respect to Series 2007-CC, which has been previously disclosed in the Report on Form 10-D of Discover Card Execution Note Trust (the "Note Issuance Trust") filed on March 15, 2011 (file number 333-141703-02). Series 2007-CC supports the notes issued by the Note Issuance Trust.

PART II OTHER INFORMATION

Item 2. Legal Proceedings

In the normal course of business, from time to time, Discover Bank and/or one or more its affiliates have been named as a defendant in various legal actions, including arbitrations, class actions, and other litigation, arising in connection with their activities. Certain of the actual or threatened legal actions include claims for substantial compensatory and/or punitive damages or claims for indeterminate amounts of damages. Discover Bank has historically relied on the arbitration clause in its cardmember agreements, which has in some instances limited the costs of, and its exposure to, litigation, but there can be no assurance that Discover Bank will continue to be successful in enforcing the arbitration clause in the future. Legal challenges to the enforceability of these clauses have led most card issuers and may cause Discover Bank to discontinue their use, and there are bills pending in Congress to directly or indirectly prohibit the use of pre-dispute arbitration clauses. Further, Discover Bank and/or one or more of its affiliates are involved in pending legal actions challenging the arbitration clause. Discover Bank and its affiliates are also involved, from time to time, in other reviews, investigations and proceedings (both formal and informal) by governmental agencies regarding their business, including, among other matters, accounting, tax and operational matters, some of which may result in adverse judgments, settlements, fines, penalties, injunctions, or other relief. Litigation and regulatory actions could also adversely affect Discover’s reputation. Discover contests liability and/or the amount of damages as appropriate in each pending matter.

Bennett et al. v. Discover Card

On November 16, 2010, a putative class action lawsuit was filed against DFS Services LLC by a cardmember in the U.S. District Court for the Southern District of California (Michele Bennett et al. v. Discover Card, a/k/a DFS Services LLC). The plaintiff alleges that Discover contacted her, and members of the putative class, on their cellular telephones without their express consent in violation of the Telephone Consumer Protection Act (“TCPA”). The TCPA provides for statutory damages of $500 for each violation ($1,500 for willful violations). Plaintiff seeks statutory damages for alleged negligent and willful violations of the TCPA, attorneys’ fees, costs and injunctive relief. Discover will seek to vigorously defend all claims asserted against it. Discover is not in a position at this time to assess the likely outcome or its exposure, if any, with respect to this matter.

Payment Protection Cases

On December 6, 2010, the Attorney General for the State of Minnesota filed a lawsuit against Discover in the District Court for Hennepin County, Minnesota (Minnesota v. Discover Financial Services, Discover Bank and DFS Services LLC). The lawsuit challenges Discover's enrollment of its cardmembers in various fee based products under Minnesota law. The remedies sought in the lawsuit include an injunction prohibiting Discover from engaging in the alleged violations, restitution for all persons allegedly injured by the complained of practices, civil penalties and costs. Discover will seek to vigorously defend all claims asserted against it. Discover is not in a position at this time to assess the likely outcome or its exposure, if any, with respect to this matter.

As of March 10, 2011, there were eight putative class action cases pending in relation to the sale of Discover's payment protection fee product. Each of these lawsuits challenges Discover's marketing practices with respect to its payment protection fee product to its cardmembers under various state laws and the Truth in Lending Act. The plaintiffs seek monetary remedies including unspecified damages and restitution, attorneys’ fees and costs, and various forms of injunctive relief including an order rescinding the payment protection fee product enrollments of all class members. Discover will seek to vigorously defend all claims asserted against it. Discover is not in a position at this time to assess the likely outcomes or its exposure, if any, with respect to these matters.

Item 3. Sales of Securities and Use of Proceeds

Increase of Series Investor Interest for Series 2007-CC

On February 25, 2011, the Note Issuance Trust issued $90,000,000 principal amount of the DiscoverSeries Class C(2011-1) Notes and $75,000,000 principal amount of the DiscoverSeries Class B(2011-1) Notes, which are supported by the Series 2007-CC Collateral Certificate issued by the Master Trust pursuant to the Scecond Amended and Restated Pooling and Servicing Agreement, dated as of June 4, 2010, as amended, by and between Discover Bank as Master Servicer, Servicer and Seller and U.S. Bank National Association as Trustee (the "Pooling and Servicing Agreement") and the Series Supplement for Series 2007-CC, dated as of July 26, 2007, between Discover Bank as Master Servicer, Servicer and Seller and U.S. Bank National Association as Trustee (the “Series 2007-CC Supplement”) and held by the Note Issuance Trust. Pursuant to the Series 2007-CC Supplement, Discover Bank transferred to the Note Issuance Trust an additional $165,000,000 fractional undivided interest in the assets of the Master Trust as represented by an increase in the series investor interest for the collateral certificate.

On March 8, 2011, the Note Issuance Trust issued $1,000,000,000 principal amount of the DiscoverSeries Class A(2011-1) Notes, which are supported by the collateral certificate issued by the Master Trust pursuant to the Pooling and Servicing Agreement and the Series 2007-CC Supplement and held by the Note Issuance Trust. Pursuant to the Series 2007-CC Supplement, Discover Bank transferred to the Note Issuance Trust an additional $1,000,000,000 fractional undivided interest in the assets of the Master Trust as represented by an increase in the series investor interest for the collateral certificate. The Note Issuance Trust paid the proceeds of the issuance to Discover Bank in exchange for such additional fractional undivided interest.

On February 25, 2011 and March 8, 2011, Discover Bank, pursuant to Section 2.03 of the Note Purchase Agreement (the “Note Purchase Agreement”), dated as of July 2, 2009, among the Note Issuance Trust, as Issuer, Discover Bank, as Depositor, and the purchasers named therein and Section 2.06 of the Class D(2009-1) Terms Document, dated as of July 2, 2009, as the same may be further amended, supplemented, restated, amended and restated, replaced or otherwise modified from time to time, by and between the Note Issuance Trust, as Issuer, and the Indenture Trustee, increased the Outstanding Dollar Principal Amount of the Class D(2009-1) Notes. The increase in the Outstanding Dollar Principal Amount of the Class D(2009-1) Notes on February 25, 2011 was in the amount of $19,357,542, resulting in an Outstanding Dollar Principal Amount of the Class D(2009-1) Notes of $1,296,955,308. The increase in the Outstanding Dollar Principal Amount of the Class D(2009-1) Notes on March 8, 2011 was in the amount of $117,318,436, resulting in an Outstanding Dollar Principal Amount of the Class D(2009-1) Notes of $1,414,273,744. The Class D(2009-1) Notes were sold to purchasers in reliance upon the exemption contained in Section 4(2) of the Securities Act of 1933, as amended (the "Act"). The Class D(2009-1) Notes were sold at par value for cash, with no applicable underwriting discounts or commissions. In connection with this increase, the investor interest in receivables represented by the collateral certificate issued by the Master Trust that secures the DiscoverSeries Notes was increased by $19,357,542 on February 25, 2011 and $117,318,436 on March 8, 2011. The Note Issuance Trust paid the net proceeds from this issuances to Discover Bank in exchange for increases in the investor interest in receivables represented by the collateral certificate.

Additional information regarding the collateral certificate and the Class A, Class B, Class C and Class D notes of the DiscoverSeries has been previously disclosed in the prospectus (the “Prospectus”), dated February 23, 2011, and the prospectus supplement thereto, dated February 24, 2011 (the "Prospectus Supplement"), each previously filed by us with the Securities and Exchange Commission on February 28, 2011 (file numbers 333-167413, 333-167413-01 and 333-167413-02).

Series 2007-CC shall not be subordinated in right of payment to any other series or subseries, and no other series or subseries other than Series 2009-SD shall be subordinated in right of payment to Series 2007-CC.

Increase in Series Investor Interest of Series 2009-SD Certificates

On February 25, 2011, Discover Bank increased the Series Investor Interest of the Series 2009-SD Certificates by $3,687,151, resulting in a Series Investor Interest of the Series 2009-SD Certificates of $358,632,779. On March 8, 2011, Discover Bank increased the Series Investor Interest of the Series 2009-SD Certificates by $22,346,369, resulting in a Series Investor Interest of the Series 2009-SD Certificates of $380,979,148. The increases were automatically made pursuant to Section 2.03 of the Certificate Purchase Agreement (the “Certificate Purchase Agreement”), dated as of September 23, 2009, among Discover Bank, as Master Servicer, Servicer, and Seller, and the purchasers named therein and Section 31 of the Series Supplement (the "Series 2009-SD Supplement"), dated as of September 23, 2009, as the same may be amended, supplemented, restated, amended and restated, replaced or otherwise modified from time to time, by and between Discover Bank, as Master Servicer, Servicer, and Seller, and U.S. Bank National Association, as Trustee. The Series 2009-SD Certificates were sold to purchasers in reliance upon the exemption contained in Section 4(2) of the Act. The Certificates were sold at par value for cash, with no applicable underwriting discounts or commissions.

The Master Trust allocates collections and interchange among the series, including Series 2009-SD, based on each series' investor interest in receivables. The Master Trust also allocates receivables that Discover Bank has charged-off as uncollectible to each series based on the investor interest in the receivables. Each series supplement to the Pooling and Servicing Agreement, including the Series 2009-SD Supplement, will specify the percentage of collections, interchange, if applicable, and charged-off receivables that are allocated to the series at each point in time. These percentages vary based on a number of factors, including whether the Master Trust or the Note Issuance Trust, as applicable, has started to pay principal to investors of any series or an amortization event, early redemption event or event of default has occurred and is continuing. These percentages may, under certain circumstances, differ for finance charge collections, principal collections, interchange and charged-off amounts. When Discover Bank charges off a receivable as uncollectible, it reduces the amount of principal receivables in the Master Trust, and allocates a portion of the amount charged-off against the investor interest in receivables represented by each certificate, including an allocation to the Series 2009-SD Certificates based on the class percentage of charged-off receivables for Series 2009-SD. However, unlike other series issued by the Master Trust, the investor interest in receivables for the Series 2009-SD Certificates will not decline as a result of unreimbursed charge-offs or the use of pricipal collections to pay interest or servicing fees or to reimburse charge-offs for other series of Master Trust certificates and the DiscoverSeries notes. The Master Trust generally uses finance charge collections (including recoveries on charged-off accounts), interchange, investment income and subordinate series collections, if applicable, to pay interest, servicing fees and to reimburse certificateholders and Note Issuance Trust noteholders, as applicable, for charged-off receivables allocated to them. The Master Trust generally uses principal collections to either pay principal to investors or to pay Discover Bank in exchange for new receivables that cardmembers have generated on the accounts that are part of the Master Trust.

In general, the Master Trust will use each series’ or subseries’ share of collections, other income and subordinate series collections, if applicable, to make required payments to investors, to pay its servicing fees and to reimburse its share of charged-off amounts. Series 2009-SD (a subordinate series) will use its share of collections to pay its servicing fees and to reimburse its share of charged-off amounts. It will then make its remaining collections, including principal collections, available to all Master Trust series or subseries (including Series 2007-CC) on an as-needed basis pursuant to the Series 2009-SD Supplement. Principal collections for Series 2009-SD that are not reallocated will be retained by Series 2009-SD and applied to principal payments or reinvestments in new receivables, as applicable, in accordance with the cash flows for Series 2009-SD. If Series 2009-SD does not have enough collections and other income in any month, the Master Trust may use excess collections and other income available from other series or subseries to make payments for Series 2009-SD.

No Approval or Notification of Certain Events

The approval of, or notification to, outstanding certificateholders of the Master Trust or noteholders of the Note Issuance Trust is not required in connection with a new issuance of certificates or notes. Discover Bank, in its capacity as “Seller” under the Second Amended and Restated Pooling and Servicing Agreement dated as of June 4, 2010, between Discover Bank as Master Servicer, Servicer and Seller and U.S. Bank National Association as Trustee, may from time to time direct the trustee for the Master Trust to issue new series of certificates, or increase the size of series by issuing additional certificates, subject to certain requirements, including confirmation from rating agencies that such new issuance would not result in the reduction or downgrade of the ratings of any class of any series then outstanding. Discover Bank, as beneficiary under the trust agreement for the Note Issuance Trust, may also direct the Note Issuance Trust to issue additional notes and may agree to increase the investor interest in receivables represented by the collateral certificate issued with respect to the Note Issuance Trust by a corresponding amount.

Discover Bank may, in its sole discretion, subject to certain limitations, designate additional credit card accounts originated by Discover Bank or its affiliates, the receivables in which are to be added to the Master Trust, or convey interests in other credit card receivables pools to the Master Trust. In addition, Discover Bank will be required to designate additional credit card accounts, the receivables in which are to be added to the Master Trust, if the aggregate amount of principal receivables in the Master Trust on the last day of any month is less than a minimum level that relates to the sum of investor interests for all series then outstanding. Discover Bank, subject to certain limitations, may, but is not obligated to, remove credit card accounts from the Master Trust. These limitations include confirmation that, notwithstanding the removal of accounts, the minimum principal receivables balance in the Master Trust will be maintained and affirmation from rating agencies that the removal will not cause a lowering or withdrawal of their then current ratings on any class of any outstanding series of certificates.

PART II OTHER INFORMATION

Item 9.		Exhibits
Exhibit No.		Description
99	(a)	Monthly Certificateholders' Statement, related to the month ending
February 28, 2011, for Series 1996-4.
99	(b)	Monthly Certificateholders' Statement, related to the month ending
February 28, 2011, for Series 2005-4, Subseries 2.
99	(c)	Monthly Certificateholders' Statement, related to the month ending
February 28, 2011, for Series 2006-1, Subseries 2.
99	(d)	Monthly Certificateholders' Statement, related to the month ending
February 28, 2011, for Series 2006-2, Subseries 2.
99	(e)	Monthly Certificateholders' Statement, related to the month ending
February 28, 2011, for Series 2006-2, Subseries 3.
99	(f)	Monthly Certificateholders' Statement, related to the month ending
February 28, 2011, for Series 2006-3.
99	(g)	Monthly Certificateholders' Statement, related to the month ending
February 28, 2011, for Series 2007-2.
99	(h)	Monthly Certificateholders' Statement, related to the month ending
February 28, 2011, for Series 2007-3, Subseries 2.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DISCOVER BANK
(Depositor)

/S/ Michael F. Rickert
___________________________________
Michael F. Rickert
Vice President, Chief Financial Officer
and Treasurer

Date: March 15, 2011

EXHIBIT INDEX
Exhibit No.		Description

99	(a)	Monthly Certificateholders' Statement, related to the
month ending February 28, 2011, for Series 1996-4.
99	(b)	Monthly Certificateholders' Statement, related to the
month ending February 28, 2011, for Series 2005-4, Subseries 2.
99	(c)	Monthly Certificateholders' Statement, related to the
month ending February 28, 2011, for Series 2006-1, Subseries 2.
99	(d)	Monthly Certificateholders' Statement, related to the
month ending February 28, 2011, for Series 2006-2, Subseries 2.
99	(e)	Monthly Certificateholders' Statement, related to the
month ending February 28, 2011, for Series 2006-2, Subseries 3.
99	(f)	Monthly Certificateholders' Statement, related to the
month ending February 28, 2011, for Series 2006-3.
99	(g)	Monthly Certificateholders' Statement, related to the
month ending February 28, 2011, for Series 2007-2.
99	(h)	Monthly Certificateholders' Statement, related to the
month ending February 28, 2011, for Series 2007-3, Subseries 2.